Borrowings and Debentures - Debentures (Detail) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2023 KRW (₩)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 KRW (₩)	Dec. 31, 2022 USD ($)
Disclosure of detailed information about borrowings [line items]
Debentures	₩ 8,325,643		₩ 8,366,694
Less current installments of bonds	(1,219,344)		(1,842,599)
Debentures, excluding current installments, net	7,106,299		6,524,095
Gross amount [member]
Disclosure of detailed information about borrowings [line items]
Debentures	₩ 8,351,291		8,385,950
Gross amount [member] | Unsecured corporate bonds with 3.45% interest due 2032 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2032
Annual interest rate (%)	3.45%	3.45%
Debentures	₩ 90,000		90,000
Gross amount [member] | Unsecured corporate bonds with 3.03% interest due 2023 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2023
Annual interest rate (%)	3.03%	3.03%
Debentures	₩ 0		230,000
Gross amount [member] | Unsecured corporate bonds with 3.22% interest due 2033 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2033
Annual interest rate (%)	3.22%	3.22%
Debentures	₩ 130,000		130,000
Gross amount [member] | Unsecured corporate bonds with 3.64% interest due 2024 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2024
Annual interest rate (%)	3.64%	3.64%
Debentures	₩ 150,000		150,000
Gross amount [member] | Unsecured corporate bonds with 2.82% interest due 2024 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2024
Annual interest rate (%)	2.82%	2.82%
Debentures	₩ 190,000		190,000
Gross amount [member] | Unsecured corporate bonds with 2.49% interest due 2025 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2025
Annual interest rate (%)	2.49%	2.49%
Debentures	₩ 150,000		150,000
Gross amount [member] | Unsecured corporate bonds with 2.61% interest due 2030 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2030
Annual interest rate (%)	2.61%	2.61%
Debentures	₩ 50,000		50,000
Gross amount [member] | Unsecured corporate bonds with 2.66% interest due 2025 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2025
Annual interest rate (%)	2.66%	2.66%
Debentures	₩ 70,000		70,000
Gross amount [member] | Unsecured corporate bonds with 2.82% interest due 2030 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2030
Annual interest rate (%)	2.82%	2.82%
Debentures	₩ 90,000		90,000
Gross amount [member] | Unsecured corporate bonds with 2.55% interest due 2025 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2025
Annual interest rate (%)	2.55%	2.55%
Debentures	₩ 100,000		100,000
Gross amount [member] | Unsecured corporate bonds with 2.75% interest due 2035 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2035
Annual interest rate (%)	2.75%	2.75%
Debentures	₩ 70,000		70,000
Gross amount [member] | Unsecured corporate bonds with 2.08% interest due 2026 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2026
Annual interest rate (%)	2.08%	2.08%
Debentures	₩ 90,000		90,000
Gross amount [member] | Unsecured corporate bonds with 2.24% interest due 2036 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2036
Annual interest rate (%)	2.24%	2.24%
Debentures	₩ 80,000		80,000
Gross amount [member] | Unsecured corporate bonds with 1.97% interest due 2026 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2026
Annual interest rate (%)	1.97%	1.97%
Debentures	₩ 120,000		120,000
Gross amount [member] | Unsecured corporate bonds with 2.17% interest due 2031 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2031
Annual interest rate (%)	2.17%	2.17%
Debentures	₩ 50,000		50,000
Gross amount [member] | Unsecured corporate bonds with 2.55% interest due 2027 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2027
Annual interest rate (%)	2.55%	2.55%
Debentures	₩ 100,000		100,000
Gross amount [member] | Unsecured corporate bonds with 2.65% interest due 2032 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2032
Annual interest rate (%)	2.65%	2.65%
Debentures	₩ 90,000		90,000
Gross amount [member] | Unsecured corporate bonds with 2.84% interest due 2027 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2027
Annual interest rate (%)	2.84%	2.84%
Debentures	₩ 100,000		100,000
Gross amount [member] | Unsecured corporate bonds with 2.81% interest due 2023 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2023
Annual interest rate (%)	2.81%	2.81%
Debentures	₩ 0		100,000
Gross amount [member] | Unsecured corporate bonds with 3.00% interest due 2028 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2028
Annual interest rate (%)	3.00%	3.00%
Debentures	₩ 200,000		200,000
Gross amount [member] | Unsecured corporate bonds with 3.02% interest due 2038 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2038
Annual interest rate (%)	3.02%	3.02%
Debentures	₩ 90,000		90,000
Gross amount [member] | Unsecured corporate bonds with 2.33% interest due 2023 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2023
Annual interest rate (%)	2.33%	2.33%
Debentures	₩ 0		150,000
Gross amount [member] | Unsecured corporate bonds with 2.44% interest due 2038 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2038
Annual interest rate (%)	2.44%	2.44%
Debentures	₩ 50,000		50,000
Gross amount [member] | Unsecured corporate bonds with 2.09% interest due 2024 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2024
Annual interest rate (%)	2.09%	2.09%
Debentures	₩ 120,000		120,000
Gross amount [member] | Unsecured corporate bonds with 2.19% interest due 2029 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2029
Annual interest rate (%)	2.19%	2.19%
Debentures	₩ 50,000		50,000
Gross amount [member] | Unsecured corporate bonds with 2.23% interest due 2039 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2039
Annual interest rate (%)	2.23%	2.23%
Debentures	₩ 50,000		50,000
Gross amount [member] | Unsecured corporate bonds with 1.49% interest due 2024 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2024
Annual interest rate (%)	1.49%	1.49%
Debentures	₩ 60,000		60,000
Gross amount [member] | Unsecured corporate bonds with 1.50% interest due 2029 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2029
Annual interest rate (%)	1.50%	1.50%
Debentures	₩ 120,000		120,000
Gross amount [member] | Unsecured corporate bonds with 1.52% interest due 2039 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2039
Annual interest rate (%)	1.52%	1.52%
Debentures	₩ 50,000		50,000
Gross amount [member] | Unsecured corporate bonds with 1.56% interest due 2049 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2049
Annual interest rate (%)	1.56%	1.56%
Debentures	₩ 50,000		50,000
Gross amount [member] | Unsecured corporate bonds with 1.76% interest due 2024 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2024
Annual interest rate (%)	1.76%	1.76%
Debentures	₩ 70,000		70,000
Gross amount [member] | Unsecured corporate bonds with 1.79% interest due 2029 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2029
Annual interest rate (%)	1.79%	1.79%
Debentures	₩ 40,000		40,000
Gross amount [member] | Unsecured corporate bonds with 1.81% interest due 2039 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2039
Annual interest rate (%)	1.81%	1.81%
Debentures	₩ 60,000		60,000
Gross amount [member] | Unsecured corporate bonds with 1.64% interest due 2023 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2023
Annual interest rate (%)	1.64%	1.64%
Debentures	₩ 0		170,000
Gross amount [member] | Unsecured corporate bonds with 1.75% interest due 2025 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2025
Annual interest rate (%)	1.75%	1.75%
Debentures	₩ 130,000		130,000
Gross amount [member] | Unsecured corporate bonds with 1.83% interest due 2030 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2030
Annual interest rate (%)	1.83%	1.83%
Debentures	₩ 50,000		50,000
Gross amount [member] | Unsecured corporate bonds with 1.87% interest due 2040 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2040
Annual interest rate (%)	1.87%	1.87%
Debentures	₩ 70,000		70,000
Gross amount [member] | Unsecured corporate bonds with 1.40% interest due 2025 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2025
Annual interest rate (%)	1.40%	1.40%
Debentures	₩ 140,000		140,000
Gross amount [member] | Unsecured corporate bonds with 1.59% interest due 2030 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2030
Annual interest rate (%)	1.59%	1.59%
Debentures	₩ 40,000		40,000
Gross amount [member] | Unsecured corporate bonds with 1.76% interest due 2040 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2040
Annual interest rate (%)	1.76%	1.76%
Debentures	₩ 110,000		110,000
Gross amount [member] | Unsecured corporate bonds with 1.17% interest due 2024 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2024
Annual interest rate (%)	1.17%	1.17%
Debentures	₩ 80,000		80,000
Gross amount [member] | Unsecured corporate bonds with 1.39% interest due 2026 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2026
Annual interest rate (%)	1.39%	1.39%
Debentures	₩ 80,000		80,000
Gross amount [member] | Unsecured corporate bonds with 1.80% interest due 2031 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2031
Annual interest rate (%)	1.80%	1.80%
Debentures	₩ 50,000		50,000
Gross amount [member] | Unsecured corporate bonds with 1.89% interest due 2041 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2041
Annual interest rate (%)	1.89%	1.89%
Debentures	₩ 100,000		100,000
Gross amount [member] | Unsecured corporate bonds with 2.47% interest due 2024 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2024
Annual interest rate (%)	2.47%	2.47%
Debentures	₩ 90,000		90,000
Gross amount [member] | Unsecured corporate bonds with 2.69% interest due 2026 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2026
Annual interest rate (%)	2.69%	2.69%
Debentures	₩ 70,000		70,000
Gross amount [member] | Unsecured corporate bonds with 2.68% interest due 2041 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2041
Annual interest rate (%)	2.68%	2.68%
Debentures	₩ 40,000		40,000
Gross amount [member] | Unsecured corporate bonds with 3.80% interest due 2025 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2025
Annual interest rate (%)	3.80%	3.80%
Debentures	₩ 240,000		240,000
Gross amount [member] | Unsecured corporate bonds with 3.84% interest due 2027 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2027
Annual interest rate (%)	3.84%	3.84%
Debentures	₩ 70,000		70,000
Gross amount [member] | Unsecured corporate bonds with 3.78% interest due 2042 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2042
Annual interest rate (%)	3.78%	3.78%
Debentures	₩ 40,000		40,000
Gross amount [member] | Unsecured corporate bonds with 4.00% interest due 2025 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2025
Annual interest rate (%)	4.00%	4.00%
Debentures	₩ 300,000		300,000
Gross amount [member] | Unsecured corporate bonds with 4.00% interest due 2027 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2027
Annual interest rate (%)	4.00%	4.00%
Debentures	₩ 95,000		95,000
Gross amount [member] | Unsecured corporate bonds with 4.79% interest due 2024 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2024
Annual interest rate (%)	4.79%	4.79%
Debentures	₩ 100,000		100,000
Gross amount [member] | Unsecured corporate bonds with 4.73% interest due 2025 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2025
Annual interest rate (%)	4.73%	4.73%
Debentures	₩ 110,000		110,000
Gross amount [member] | Unsecured corporate bonds with 4.74% interest due 2027 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2027
Annual interest rate (%)	4.74%	4.74%
Debentures	₩ 60,000		60,000
Gross amount [member] | Unsecured corporate bonds with 4.69% interest due 2032 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2032
Annual interest rate (%)	4.69%	4.69%
Debentures	₩ 40,000		40,000
Gross amount [member] | Unsecured corporate bonds with 3.65% interest due 2026 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2026
Annual interest rate (%)	3.65%	3.65%
Debentures	₩ 110,000		0
Gross amount [member] | Unsecured corporate bonds with 3.83% interest due 2028 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2028
Annual interest rate (%)	3.83%	3.83%
Debentures	₩ 190,000		0
Gross amount [member] | Unsecured corporate bonds with 3.72% interest due 2026 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2026
Annual interest rate (%)	3.72%	3.72%
Debentures	₩ 80,000		0
Gross amount [member] | Unsecured corporate bonds with 3.80% interest due 2028 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2028
Annual interest rate (%)	3.80%	3.80%
Debentures	₩ 200,000		0
Gross amount [member] | Unsecured corporate bonds with 3.96% interest due 2030 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2030
Annual interest rate (%)	3.96%	3.96%
Debentures	₩ 70,000		0
Gross amount [member] | Unsecured corporate bonds with 4.54% interest due 2026 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2026
Annual interest rate (%)	4.54%	4.54%
Debentures	₩ 115,000		0
Gross amount [member] | Unsecured corporate bonds with 4.68% interest due 2026 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2028
Annual interest rate (%)	4.68%	4.68%
Debentures	₩ 100,000		0
Gross amount [member] | Unsecured corporate bonds with 4.72% interest due 2030 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2030
Annual interest rate (%)	4.72%	4.72%
Debentures	₩ 50,000		0
Gross amount [member] | Unsecured corporate bonds with 4.72% interest due 2033 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2033
Annual interest rate (%)	4.72%	4.72%
Debentures	₩ 30,000		0
Gross amount [member] | Unsecured corporate bonds with 2.93% interest due 2023 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2023
Annual interest rate (%)	2.93%	2.93%
Debentures	₩ 0		80,000
Gross amount [member] | Unsecured corporate bonds with 2.09% interest due 2024 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2024
Annual interest rate (%)	2.09%	2.09%
Debentures	₩ 160,000		160,000
Gross amount [member] | Unsecured corporate bonds with 1.71% interest due 2024 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2024
Annual interest rate (%)	1.71%	1.71%
Debentures	₩ 100,000		100,000
Gross amount [member] | Unsecured corporate bonds with 1.86% interest due 2026 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2026
Annual interest rate (%)	1.86%	1.86%
Debentures	₩ 50,000		50,000
Gross amount [member] | Unsecured corporate bonds with 1.48% interest due 2023 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2023
Annual interest rate (%)	1.48%	1.48%
Debentures	₩ 0		100,000
Gross amount [member] | Unsecured corporate bonds with 1.64% interest due 2025 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2025
Annual interest rate (%)	1.64%	1.64%
Debentures	₩ 100,000		100,000
Gross amount [member] | Unsecured corporate bonds with 1.41% interest due 2025 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2025
Annual interest rate (%)	1.41%	1.41%
Debentures	₩ 160,000		160,000
Gross amount [member] | Unsecured corporate bonds with 1.69% interest due 2024 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2024
Annual interest rate (%)	1.69%	1.69%
Debentures	₩ 100,000		100,000
Gross amount [member] | Unsecured corporate bonds with 2.58% interest due 2025 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2025
Annual interest rate (%)	2.58%	2.58%
Debentures	₩ 100,000		100,000
Gross amount [member] | Unsecured corporate bonds with 2.92% interest due 2032 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2032
Annual interest rate (%)	2.92%	2.92%
Debentures	₩ 50,000		50,000
Gross amount [member] | Unsecured corporate bonds with 4.21% interest due 2025 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2025
Annual interest rate (%)	4.21%	4.21%
Debentures	₩ 50,000		0
Gross amount [member] | Unsecured corporate bonds with 4.28% interest due 2026 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2026
Annual interest rate (%)	4.28%	4.28%
Debentures	₩ 100,000		0
Gross amount [member] | Unsecured corporate bonds with 4.37% interest due 2028 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2028
Annual interest rate (%)	4.37%	4.37%
Debentures	₩ 90,000		0
Gross amount [member] | Unsecured corporate bonds with 4.87% interest due 2026 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2026
Annual interest rate (%)	4.87%	4.87%
Debentures	₩ 100,000		0
Gross amount [member] | Unsecured corporate bonds with 5.00% interest due 2028 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2028
Annual interest rate (%)	5.00%	5.00%
Debentures	₩ 60,000		0
Gross amount [member] | Unsecured global bonds with 6.63% interest due 2027 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2027
Annual interest rate (%)	6.63%	6.63%
Debentures	₩ 515,760	$ 400,000	506,920	$ 400,000
Gross amount [member] | Unsecured global bonds with 3.75% interest due 2023 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2023
Annual interest rate (%)	3.75%	3.75%
Debentures	₩ 0		633,650	500,000
Gross amount [member] | Unsecured global bonds with 3.88% interest due 2023 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2023
Annual interest rate (%)	3.88%	3.88%
Debentures	₩ 0		380,190	300,000
Gross amount [member] | Unsecured global bonds with 4.88% interest due 2028 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2028
Annual interest rate (%)	4.88%	4.88%
Debentures	₩ 386,820	$ 300,000	0
Gross amount [member] | Floating rate notes with SOFR rate + 1.17% interest due 2025 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2025
Annual interest rate (%)	1.17%	1.17%
Annual interest rate description	SOFR rate + 1.17
Debentures	₩ 386,820	$ 300,000	380,190	$ 300,000
Gross amount [member] | Convertible bonds due 2028 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2028
Annual interest rate (%)	0.00%	0.00%
Debentures	₩ 3,868	$ 3,000	0
Gross amount [member] | Convertible bonds due 2028 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2028
Annual interest rate (%)	0.00%	0.00%
Debentures	₩ 3,868	$ 3,000	0
Gross amount [member] | Convertible bonds due 2028 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2028
Annual interest rate (%)	0.00%	0.00%
Debentures	₩ 2,579	$ 2,000	0
Gross amount [member] | Convertible bonds due 2028 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2028
Annual interest rate (%)	0.00%	0.00%
Debentures	₩ 10,444	$ 8,100	0
Gross amount [member] | Convertible bonds due 2028 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2028
Annual interest rate (%)	0.00%	0.00%
Debentures	₩ 20,824	$ 16,150	0
Gross amount [member] | Convertible bonds due 2028 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2028
Annual interest rate (%)	0.00%	0.00%
Debentures	₩ 9,993	$ 7,750	0
Gross amount [member] | Convertible bonds due 2028 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2028
Annual interest rate (%)	0.00%	0.00%
Debentures	₩ 10,315	$ 8,000	0
Discounts on bonds [member]
Disclosure of detailed information about borrowings [line items]
Debentures	₩ (25,648)		₩ (19,256)